Balance Sheet Components - Other Receivables, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Value added tax receivable, net		$ 23,237	$ 18,795
Federal income tax receivable		2,024	16,634
Other		4,250	6,905
Other receivables, net	$ 28,902	$ 29,511	$ 42,334